Average Annual Total Returns - Voya Growth and Income Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P 500® Index 1 Yr		Class ADV S&P 500® Index 5 Yrs		Class ADV S&P 500® Index 10 Yrs		Class ADV S&P 500® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P 500® Index 1 Yr		Class I S&P 500® Index 5 Yrs		Class I S&P 500® Index 10 Yrs		Class I S&P 500® Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P 500® Index 1 Yr		Class S S&P 500® Index 5 Yrs		Class S S&P 500® Index 10 Yrs		Class S S&P 500® Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P 500® Index 1 Yr		Class S2 S&P 500® Index 5 Yrs		Class S2 S&P 500® Index 10 Yrs		Class S2 S&P 500® Index Since Inception
Total	16.74%	13.27%	11.62%		Dec. 20, 2006	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	17.26%	13.79%	12.12%		Dec. 31, 2079	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	16.93%	13.49%	11.84%		Jun. 11, 2003	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]	16.81%	13.33%	11.69%		Feb. 27, 2009	18.40%	[1]	15.22%	[1]	13.88%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.